245 Summer Street

Fidelity® Investments

Boston, MA 02210

July 31, 2018

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Rutland Square Trust II (the trust): File Nos. 333-139427 and 811-21991

Strategic Advisers Core Fund
Strategic Advisers Core Multi-Manager Fund
Strategic Advisers Fidelity U.S. Total Stock Fund
Strategic Advisers Growth Fund
Strategic Advisers Growth Multi-Manager Fund
Strategic Advisers Short Duration Fund
Strategic Advisers Tax-Sensitive Short Duration Fund
Strategic Advisers Value Fund

Strategic Advisers Value Multi-Manager Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/John Hitt

John Hitt

Secretary of the Trust